CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                             CHICAGO, ILLINOIS 60603


                                February 5, 2008


Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


               Re: Van Kampen Unit Trusts, Series 741 (the "Fund")
                                 (CIK# 1390995)


Ladies/Gentlemen:

         Transmitted herewith is a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund.

         We currently anticipate that the registration statement for the Fund will not contain disclosures which would render it ineligible to become effective pursuant to Rule 487 under the Securities Act of 1933.

         Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

         No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Securities and Exchange Commission, as the filings under the 1940 Act (File No. 811-2754) for Van Kampen Unit Trusts Series and Van Kampen Unit Trusts Taxable Income Series are intended to apply to this series of the Fund.

         If you have any questions, please do not hesitate to contact us.

                                                               Very truly yours,

                                                          CHAPMAN AND CUTLER LLP


                                                          By____________________
                                                                  Mark J. Kneedy